As filed with the Securities and Exchange           Registration No. 33-88720
Commission on February 21, 1997                     Registration No. 811-2513



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


                        Post-Effective Amendment No. 5 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]    60 days after filing pursuant to paragraph (a)(2) of Rule 485
[X]    on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on or before February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


FORM N-4
ITEM NO.             PART A (PROSPECTUS)                LOCATION

    1    Cover Page............................. Cover Page

    2    Definitions............................ Definitions

    3    Synopsis............................... Prospectus Summary; Fee Table

    4    Condensed Financial Information........ Condensed Financial
                                                 Information; Appendix IV -
                                                 Condensed Financial
                                                 Information

    5    General Description of Registrant,
         Depositor, and Portfolio Companies..... The Company; Variable Annuity
                                                 Account C; The Funds

    6    Deductions and Expenses................ Charges and Deductions;
                                                 Distribution

    7    General Description of Variable
         Annuity Contracts...................... Purchase; Miscellaneous

    8    Annuity Period......................... Annuity Period

    9    Death Benefit.......................... Death Benefit During
                                                 Accumulation Period; Death
                                                 Benefit Payable During the
                                                 Annuity Period

    10   Purchases and Contract Value........... Purchase; Contract Valuation

    11   Redemptions............................ Right to Cancel; Withdrawals

    12   Taxes.................................. Tax Status

    13   Legal Proceedings...................... Miscellaneous - Legal Matters
                                                 and Proceedings

    14   Table of Contents of the Statement
         of Additional Information.............. Contents of the Statement of
                                                 Additional Information

FORM N-4                   PART B
ITEM NO.     (STATEMENT OF ADDITIONAL INFORMATION)      LOCATION

    15   Cover Page............................. Cover page

    16   Table of Contents...................... Table of Contents

    17   General Information and History........ General Information and
                                                 History

    18   Services............................... General Information and
                                                 History; Independent Auditors

    19   Purchase of Securities Being Offered... Offering and Purchase of
                                                 Contracts

    20   Underwriters........................... Offering and Purchase of
                                                 Contracts

    21   Calculation of Performance Data........ Performance Data; Average
                                                 Annual Total Return Quotations

    22   Annuity Payments....................... Annuity Payments

    23   Financial Statements................... Financial Statements

                       Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PROSPECTUS
==============================================================================


   The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available through participation in large-case deferred compensation plans ("Plans") adopted by state and local governments for their employees or independent contractors, or both, under Section 457 of the Internal Revenue Code of 1986, as amended.


   The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


  (bullet) Aetna Variable Fund
  (bullet) Aetna Income Shares
  (bullet) Aetna Variable Encore Fund
  (bullet) Aetna Investment Advisers Fund, Inc.
  (bullet) Aetna Ascent Variable Portfolio
  (bullet) Aetna Crossroads Variable Portfolio
  (bullet) Aetna Legacy Variable Portfolio
  (bullet) Aetna Variable Capital Appreciation Portfolio
  (bullet) Aetna Variable Growth Portfolio
  (bullet) Aetna Variable Index Plus Portfolio
  (bullet) Aetna Variable Small Company Portfolio
  (bullet) Alger American Growth Portfolio
  (bullet) Alger American Small Cap Portfolio
  (bullet) American Century VP Capital Appreciation
           (formerly TCI Growth)


  (bullet) Calvert Responsibly Invested Balanced Portfolio
  (bullet) Fidelity VIP II Contrafund Portfolio
  (bullet) Fidelity VIP Equity-Income Portfolio
  (bullet) Fidelity VIP Growth Portfolio
  (bullet) Fidelity VIP Overseas Portfolio
  (bullet) Franklin Government Securities Trust
  (bullet) Janus Aspen Aggressive Growth Portfolio
  (bullet) Janus Aspen Balanced Portfolio
  (bullet) Janus Aspen Flexible Income Portfolio
  (bullet) Janus Aspen Growth Portfolio
  (bullet) Janus Aspen Short-Term Bond Portfolio
  (bullet) Janus Aspen Worldwide Growth Portfolio
  (bullet) Lexington Natural Resources Trust
  (bullet) Neuberger & Berman Growth Portfolio
  (bullet) Scudder International Portfolio Class A Shares

   The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

   The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")


   This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.


   THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

   THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   This Prospectus and the Statement of Additional Information are Dated May 1, 1997

                                TABLE OF CONTENTS
==============================================================================

DEFINITIONS ................................................. DEFINITIONS - 1
PROSPECTUS SUMMARY ............................................... SUMMARY - 1
FEE TABLE ...................................................... FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION ..........................................   1
THE COMPANY ..............................................................   1
VARIABLE ANNUITY ACCOUNT C ...............................................   1
INVESTMENT OPTIONS .......................................................   1
  The Funds ..............................................................   1
  Credited Interest Options ..............................................   4
PURCHASE .................................................................   4
  Contract Availability ..................................................   4
  Contract Purchase ......................................................   5
  Purchase Payments ......................................................   5
  Right to Cancel ........................................................   5
  Transfer Credits .......................................................   5
CHARGES AND DEDUCTIONS ...................................................   6
  Daily Deductions from the Separate Account .............................   6
  Deferred Sales Charge ..................................................   6
  Fund Expenses ..........................................................   7
  Premium and Other Taxes ................................................   7
CONTRACT VALUATION .......................................................   7
  Account Value ..........................................................   7
  Accumulation Units .....................................................   8
  Net Investment Factor ..................................................   8
TRANSFERS ................................................................   8
  Dollar Cost Averaging Program ..........................................   8
WITHDRAWALS ..............................................................   9
ADDITIONAL WITHDRAWAL OPTIONS ............................................   9
DEATH BENEFIT DURING ACCUMULATION PERIOD .................................  10
ANNUITY PERIOD ...........................................................  10
  Annuity Period Elections ...............................................  10
  Annuity Options ........................................................  11
  Annuity Payments .......................................................  11
  Charges Deducted During the Annuity Period .............................  12
  Death Benefit Payable During the Annuity Period ........................  12
TAX STATUS ...............................................................  12
  Introduction ...........................................................  12
  Taxation of the Company ................................................  12
  Contracts Used with Certain Retirement Plans ...........................  13

MISCELLANEOUS ............................................................  14
  Voting Rights ..........................................................  14
  Modification of the Contract ...........................................  14
  Distribution ...........................................................  14
  Performance Reporting ..................................................  15
  Transfer of Ownership; Assignment ......................................  15
  Delay or Suspension of Payments ........................................  15
  Legal Matters and Proceedings ..........................................  15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ......................  16
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT ..............................  17
APPENDIX II--FIXED ACCOUNT ...............................................  18
APPENDIX III--FIXED PLUS ACCOUNT .........................................  19
APPENDIX IV--CONDENSED FINANCIAL INFORMATION .............................  21


NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 DEFINITIONS
==============================================================================

As used in this Prospectus, the following terms have the meanings shown:

Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of any Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before Annuity payments begin.

Annuitant: The person on whose life or life expectancy the Annuity payments are based.

Annuity: A series of payments for life, for a definite period or a combination of the two.

Annuity Period: The period during which Annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Code: The Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The group deferred, variable annuity contracts described in this Prospectus.

Contract Beneficiary: The Contract Holder is the Contract Beneficiary.


Contract Holder: The entity which owns the Contract and to which the Contract is issued.


Credited Interest Options: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Fund(s): An open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contracts.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.


Participant (You): A person participating in a Plan maintained by an eligible organization. The terms of the Plan govern Participant benefits.


Plan: Deferred compensation plan adopted by state and local governments for their employees or independent contractors (or both) under Section 457 of the Code.

Plan Beneficiary: The person entitled to receive benefits under the Plan in the event of the Participant's death.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

Purchase Payment Periods: For "Installment Purchase Payment Accounts" the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.


Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


                                 DEFINITIONS - 1

                              PROSPECTUS SUMMARY
==============================================================================

Contracts Offered


The Contracts offered in connection with this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available in connection with deferred compensation plans of state and local governments for their employees or independent contractors, or both.


Contract Purchase
The Contract may be purchased by eligible organizations on behalf of a group made up of their employees. An Account is established for eligible employees by completing the enrollment form (and any other required forms) and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan, through periodic salary reductions or through periodic employer contributions. (See "Purchase.")


Free Look Period
Contract Holders have the right to cancel their Contract within 10 days after receiving it (or as otherwise allowed by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount received upon cancellation under this provision will reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. (See "Purchase--Right to Cancel.")



Investment Options
The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitation in the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


   The Contract also provides for investment in Credited Interest Options, which earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

Charges and Deductions
Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative expense charge) and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

Transfers
Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

Withdrawals
The Contract Holder may withdraw all or a part of the Account Value prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawals may also be subject to income tax. (See "Withdrawals.")

   The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

                                   SUMMARY - 1

Death Benefit
The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Contract Holder, on behalf of a Plan Beneficiary, may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

   After Annuity Payments have commenced, a death benefit may be payable to the Contract Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

The Annuity Period
On the Annuity Date, the Contract Holder, on your behalf, may elect to begin receiving Annuity Payments on either a fixed, variable or combination of fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

Taxes
Contributions and earnings are not generally taxed until paid or made available under the employer's Plan. Withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

Inquiries
Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   (bullet) Write to:              Aetna Life Insurance and Annuity Company
                                   151 Farmington Avenue
                                   Hartford, Connecticut 06156-1277
                                   Attention: Customer Service

   (bullet) Call Customer Service: 1-800-525-4225 (for automated transfers or changes in the allocation of Account Values, call: 1-800-262-3862)

                                   SUMMARY - 2

                                    FEE TABLE
==============================================================================


This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid when the Contract is purchased. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.


DIRECT CHARGES. These charges are deducted daily from the Account Value. They include:

Deferred Sales Charge. The deferred sales charge is deducted as a percentage of the amount withdrawn. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account. The amount of the deferred sales charge is calculated as follows:

                     Installment Purchase Payment Accounts

                      Purchase Payment
                      Periods Completed               Deduction
             -------------------------------------   -------------
            Less than 5                                   5%
            5 or more but less than 7                     4%
            7 or more but less than 9                     3%
            9 or more but less than 10                    2%
            more than 10                                  0%


                        Single Purchase Payment Accounts

                        Account Years
                          Completed                   Deduction
             -------------------------------------   -------------
            Less than 5                                   5%
            5 or more but less than 6                     4%
            6 or more but less than 7                     3%
            7 or more but less than 8                     2%
            8 or more but less than 9                     1%
            9 or more                                     0%

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

During the Accumulation Period:

  Mortality and Expense Risk Charge .............................  0.95%
  Administrative Expense Charge .................................  0.00%*
                                                                   ------
     Total Separate Account Annual Expenses .....................  0.95%
                                                                   ======

During the Annuity Period:

  Mortality and Expense Risk Charge .............................  1.25%
  Administrative Expense Charge .................................  0.00%*
                                                                   ------
     Total Separate Account Annual Expenses .....................  1.25%
                                                                   ======

* We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge from the Subaccounts equivalent on an annual basis to not more than 0.25%.


                                  FEE TABLE - 1

Annual Expenses of the Funds


The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.

                                                           Investment
                                                            Advisory
                                                          Fees (after       Other Expenses
                                                            expense         (after expense     Total Fund
                                                       reimbursement)(1)    reimbursement)   Annual Expenses
                                                       ------------------   --------------  ----------------
Aetna Variable Fund(2)                                        0.50%              0.06%            0.56%
Aetna Income Shares(2)                                        0.40%              0.08%            0.48%
Aetna Variable Encore Fund(2)                                 0.25%              0.10%            0.35%
Aetna Investment Advisers Fund, Inc.(2)                       0.50%              0.08%            0.58%
Aetna Ascent Variable Portfolio(2)                            0.60%              0.15%            0.75%
Aetna Crossroads Variable Portfolio(2)                        0.60%              0.15%            0.75%
Aetna Legacy Variable Portfolio(2)                            0.60%              0.15%            0.75%
Aetna Variable Capital Appreciation Portfolio(2)              0.60%              0.15%            0.75%
Aetna Variable Growth Portfolio(2)                            0.60%              0.15%            0.75%
Aetna Variable Index Plus Portfolio(2)                        0.35%              0.15%            0.50%
Aetna Variable Small Company Portfolio(2)                     0.75%              0.15%            0.90%
Alger American Small Cap Portfolio                            0.85%                  %                %
Alger American Growth Portfolio                               0.75%                  %                %
American Century VP Capital Appreciation(3)                   1.00%              0.00%            1.00%
Calvert Responsibly Invested Balanced Portfolio(4)            0.70%                  %                %
Fidelity VIP II Contrafund Portfolio(5)                       0.61%                  %                %
Fidelity VIP Equity-Income Portfolio                          0.51%                  %                %
Fidelity VIP Growth Portfolio                                 0.61%                  %                %
Fidelity VIP Overseas Portfolio                               0.76%                  %                %
Franklin Government Securities Trust(6)                       0.63%                  %                %
Janus Aspen Aggressive Growth Portfolio(7)                    0.75%                  %                %
Janus Aspen Balanced Portfolio(7)                             0.82%                  %                %
Janus Aspen Flexible Income Portfolio                         0.65%                  %                %
Janus Aspen Growth Portfolio(7)                               0.65%                  %                %
Janus Aspen Short-Term Bond Portfolio(7)                      0.00%                  %                %
Janus Aspen Worldwide Growth Portfolio(7)                     0.68%                  %                %
Lexington Natural Resources Trust                             1.00%                  %                %
Neuberger & Berman Growth Portfolio(8)                        0.84%                  %                %
Scudder International Portfolio Class A Shares                0.88%                  %                %



(1)Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2)The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The "Other Expenses" shown reflect the fee payable under that Agreement.

(3)The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees, expenses of the non-interested person directors (including counsel fees) and extraordinary expenses. These expenses have historically represented a very small percentage (less than 0.01%) of total net assets in a fiscal year.

(4)The Management and Advisory Fees are subject to a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of
     %. Net fund operating expenses after reduction for fees paid indirectly
   would be     %.

(5)A portion of the brokerage commission the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been
       % for the Contrafund Portfolio.

(6)An expense reimbursement arrangement was in effect until February 1, 1996; however it is no longer in effect. The advisory fee and total annual expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996.

(7)The information for each Portfolio (other than the Flexible Income Portfolio) is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against management fee and then against other expenses. The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, the Investment Advisory Fees, Other Expenses and Total Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1996 would have been:
   %, % and %, respectively, for Janus Aspen Aggressive Growth Portfolio; %, % and %, respectively, for Janus Aspen Balanced Portfolio; %, % and %, respectively, for Janus Aspen Growth Portfolio; %, % and %, respectively, for Janus Aspen Short-Term Bond Portfolio; and %, % and %, respectively, for Janus Aspen Worldwide Growth Portfolio. Janus Capital may modify or terminate the waivers or reductions at any time upon 90 days' notice to the Portfolio's Board of Trustees.


                                  FEE TABLE - 2

(8)Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. Expenses in the table reflect expenses of the Portfolio and include the Portfolio's pro rata portion of the operating expenses of the Portfolio's corresponding Series. The Portfolio pays Neuberger & Berman Management Inc. ("NBMI") an administration fee based on the Portfolio's net asset value. The corresponding Series of the Portfolio pays NBMI a management fee based on the Series' average daily net assets. Accordingly, this table combines management fees at the Series level and administration fees at the Portfolio level in a unified fee rate. (See "Expenses" in the Trust's prospectus.)


                                  FEE TABLE - 3

Hypothetical Illustration (Example)


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets.


                                                                            EXAMPLE A
                                                        -------------------------------------------------
                                                            If you withdraw your entire Account Value
                                                              at the end of the periods shown, you
                                                           would pay the following expenses, including
                                                            any applicable deferred sales charge:
                                                          1 year      3 years     5 years      10 years
                                                        ----------   ----------   ----------   ----------
Aetna Variable Fund                                        $           $            $            $
Aetna Income Shares                                        $           $            $            $
Aetna Variable Encore Fund                                 $           $            $            $
Aetna Investment Advisers Fund, Inc.                       $           $            $            $
Aetna Ascent Variable Portfolio                            $           $            $            $
Aetna Crossroads Variable Portfolio                        $           $            $            $
Aetna Legacy Variable Portfolio                            $           $            $            $
Aetna Variable Capital Appreciation Portfolio              $           $            $            $
Aetna Variable Growth Portfolio                            $           $            $            $
Aetna Variable Index Plus Portfolio                        $           $            $            $
Aetna Variable Small Company Portfolio                     $           $            $            $
Alger American Growth Portfolio                            $           $            $            $
Alger American Small Cap Portfolio                         $           $            $            $
American Century VP Capital Appreciation                   $           $            $            $
Calvert Responsibly Invested Balanced Portfolio            $           $            $            $
Fidelity VIP II Contrafund Portfoliio                      $           $            $            $
Fidelity VIP Equity-Income Portfolio                       $           $            $            $
Fidelity VIP Growth Portfolio                              $           $            $            $
Fidelity VIP Overseas Portfolio                            $           $            $            $
Franklin Government Securities Trust                       $           $            $            $
Janus Aspen Aggressive Growth Portfolio                    $           $            $            $
Janus Aspen Balanced Portfolio                             $           $            $            $
Janus Aspen Flexible Income Portfolio                      $           $            $            $
Janus Aspen Growth Portfolio                               $           $            $            $
Janus Aspen Short-Term Bond Portfolio                      $           $            $            $
Janus Aspen Worldwide Growth Portfolio                     $           $            $            $
Lexington Natural Resources Trust                          $           $            $            $
Neuberger & Berman Growth Portfolio                        $           $            $            $
Scudder International Portfolio Class A Shares             $           $            $            $




                                                                            EXAMPLE B
                                                        -------------------------------------------------
                                                         If you do not withdraw your Account Value, or if
                                                          you annuitize at the end of the periods shown,
                                                         you would pay the following expenses (no deferred
                                                                   sales charge is reflected):*
                                                          1 year      3 years     5 years      10 years
                                                        ----------   ----------   ----------   ----------
Aetna Variable Fund                                        $           $            $            $
Aetna Income Shares                                        $           $            $            $
Aetna Variable Encore Fund                                 $           $            $            $
Aetna Investment Advisers Fund, Inc.                       $           $            $            $
Aetna Ascent Variable Portfolio                            $           $            $            $
Aetna Crossroads Variable Portfolio                        $           $            $            $
Aetna Legacy Variable Portfolio                            $           $            $            $
Aetna Variable Capital Appreciation Portfolio              $           $            $            $
Aetna Variable Growth Portfolio                            $           $            $            $
Aetna Variable Index Plus Portfolio                        $           $            $            $
Aetna Variable Small Company Portfolio                     $           $            $            $
Alger American Growth Portfolio                            $           $            $            $
Alger American Small Cap Portfolio                         $           $            $            $
American Century VP Capital Appreciation                   $           $            $            $
Calvert Responsibly Invested Balanced Portfolio            $           $            $            $
Fidelity VIP II Contrafund Portfoliio                      $           $            $            $
Fidelity VIP Equity-Income Portfolio                       $           $            $            $
Fidelity VIP Growth Portfolio                              $           $            $            $
Fidelity VIP Overseas Portfolio                            $           $            $            $
Franklin Government Securities Trust                       $           $            $            $
Janus Aspen Aggressive Growth Portfolio                    $           $            $            $
Janus Aspen Balanced Portfolio                             $           $            $            $
Janus Aspen Flexible Income Portfolio                      $           $            $            $
Janus Aspen Growth Portfolio                               $           $            $            $
Janus Aspen Short-Term Bond Portfolio                      $           $            $            $
Janus Aspen Worldwide Growth Portfolio                     $           $            $            $
Lexington Natural Resources Trust                          $           $            $            $
Neuberger & Berman Growth Portfolio                        $           $            $            $
Scudder International Portfolio Class A Shares             $           $            $            $



*This Example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested before a minimum number of years of payments (as specified in the Contract) have been completed, since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


                                  FEE TABLE - 4

                         CONDENSED FINANCIAL INFORMATION
==============================================================================


   Condensed Financial Information for the Separate Account is shown in Appendix IV.

                                 THE COMPANY


   Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company), an Arkansas life insurance company organized in 1954. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.


   The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.



                          VARIABLE ANNUITY ACCOUNT C
==============================================================================

   The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

   Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                              INVESTMENT OPTIONS
==============================================================================


The Funds
The Contract Holder (or you, if allowed by the Contract Holder) may allocate Purchase Payments to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that may be selected during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Account, the Fixed Plus Account and each guaranteed term of the Guaranteed Accumulation Account counts as one option, even if you no longer have accounts allocated to that option.



   The Contract Holder may decide to offer only a select number of Funds under its Plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. The availability of the Funds may also be subject to applicable regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.


   The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


(bullet) Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)



(bullet) Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

(bullet) Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high quality "money market" instruments. An investment in the Fund is neither insured nor guaranteed by the U.S.
         Government.(1)



(bullet) Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents, based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)



(bullet) Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)



(bullet) Aetna Generation Portfolios, Inc--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)



(bullet) Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)



(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S & P 500 Composite Stock Price Index ("S & P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S & P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)



(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)



(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S & P 500.(1)



(bullet) Aetna Variable Portfolios, Inc.--Aetna Variable Small Company Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalization generally will have market capitalization at the time of purchase of $1 billion or less.(1)



(bullet) Alger American Fund--Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities of companies which have a market capitalization of $1 billion or greater.(2)



(bullet) Alger American Fund--Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index, updated quarterly. The Russell 2000 Growth Index is designed to track the performance of small capitalization companies. At , the range of market capitalization of these companies was $ million to $ billion.(2)



(bullet) American Century VP Capital Appreciation (formerly TCI Growth) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(3)


(bullet) Calvert Responsibly Invested Balanced Portfolio is a non-diversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(4)



(bullet) Fidelity Investments' Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(5)



(bullet) Fidelity Investments' Variable Insurance Products Fund-Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(5)



(bullet) Fidelity Investments' Variable Insurance Products Fund-- Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(5)



(bullet) Fidelity Investments' Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(5)



(bullet) Franklin Government Securities Trust seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(6)



(bullet) Janus Aspen Series--Aggressive Growth Portfolio is a non-diversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of included companies with capitalizations between approximately $ million and $ billion, but which is expected to change on a regular basis.(7)



(bullet) Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential.(7)



(bullet) Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holding of debt securities rated below investment grade (e.g., junk bonds).(7)



(bullet) Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(7)



(bullet) Janus Aspen Series--Short-Term Bond Portfolio seeks as high a level of current income as is consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in short-and intermediate-term fixed income securities.(7)



(bullet) Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(7)



(bullet) Lexington Natural Resources Trust is a non-diversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(8)



(bullet) Neuberger & Berman Advisers Management Trust--Growth Portfolio seeks capital appreciation without regard to income. The Portfolio generally invests in securities believed to have the maximum potential for long-term capital appreciation. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.(9)



(bullet) Scudder Variable Life Investment Fund--International Portfolio Class A
         Shares seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(10)



Investment Advisers for each of the Funds:
(1)  Aetna Life Insurance and Annuity Company (adviser);
      Aeltus Investment Management, Inc. (subadviser)
(2)  Fred Alger Management, Inc.
(3)  American Century Investment Management, Inc.
(4)  Calvert Asset Management Company, Inc.
(5)  Fidelity Management & Research Company
(6)  Franklin Advisers, Inc.
(7)  Janus Capital Corporation
(8)  Lexington Management Corporation (adviser);
      Market Systems Research Advisors, Inc. (subadviser)

(9)  Neuberger & Berman Management Inc.
      (Investment Manager); Neuberger & Berman, L.P.
      (Sub-Adviser)
(10) Scudder, Stevens & Clark, Inc.



   Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.


   More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

   Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

   Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.


Credited Interest Options
Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below. (The Contract Holder may elect not to offer all Credited Interest Options under its Plan.)


(bullet) The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

(bullet) The Fixed Account is a part of the Company's general account. The Fixed
         Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

(bullet) The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

                                   PURCHASE
==============================================================================

Contract Availability
The Contracts are designed for Plans established by organizations for their deferred compensation plans under Section 457 of the Code. The Contract is generally owned by the employer, and an Account is established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period. A Participant's record under the Contract is known as his or her "Account."


   Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act"), all amounts of compensation deferred under Plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits under the Plan), subject only to the claims of the employer's general creditors. Under the Small Business Act, Plans are required to hold all assets and income in trust (or a custodial account or annuity contract) for the exclusive benefit of participants and their beneficiaries. Plans that were in existence on August 20, 1996 are allowed until January 1, 1999 to meet this requirement. Until such time as a Plan meets the Small Business Act's trust requirement the Contract will be part of the employer's general assets, subject to the claims of its general creditors, and benefits available to you will be backed only by the general assets of the employer. Some of the options and elections available under the Contract may not be available to you under the provisions of your Plan. Contact your employer for information regarding your Plan.


Contract Purchase

   Eligible organizations may acquire a Contract by submitting an application to the Company. Once we approve the application, a group Contract is issued to the employer as the Contract Holder. The Company will establish an Account for a Participant upon receipt of an enrollment form.

   The Company must accept or reject an application or enrollment form within two business days of receipt. If a form is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods pending acceptance of the forms only with the consent of the Participant, or under limited circumstances, with the consent of the Contract Holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, they will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

Purchase Payments
Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Installment Purchase Payments must be at least $50 per month ($600 annually) per Participant. No payment may be less than $25. Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Accounts" in accordance with the Company's procedures and minimums in effect at the time of purchase. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

   Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder (or you, if authorized by the Contract Holder) on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

Right to Cancel
The Contract Holder may cancel participation under the Contract without penalty by returning it to the Company with a written notice of cancellation. In most states, Contract Holders have ten days to exercise this right; some states allow a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

Transfer Credits
The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit will equal a percentage of the transferred assets applied to the Contract that remain in the Contract after a specified period of time. Once a transfer credit is applied to the Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

                            CHARGES AND DEDUCTIONS
==============================================================================

Daily Deductions from the Separate Account
Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 0.95% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and expense risks under the Contract. During the Annuity Period, the deduction for the mortality and expense risks is equivalent to 1.25% per year. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

   If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expense relating to the Contracts and as a source of profit for the Company. The Company expects to make a profit from the mortality and expense risk charge.

   Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative charge compensates the Company for administrative expenses incurred in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

   Under the Contract, the amount of the administrative expense charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

Deferred Sales Charge
Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account or the Guaranteed Accumulation Account. No deferred sales charge is deducted from amounts withdrawn from the Fixed Plus Account.


   For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts, it is based on the number of Account Years that have elapsed since the Account's effective date. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:


                     Installment Purchase Payment Accounts:

                    Purchase Payment              Deferred Sales
                    Periods Completed            Charge Deduction
            --------------------------------  ---------------------
            Less than 5                                  5%
            5 or more but less than 7                    4%
            7 or more but less than 9                    3%
            9 or more but less than 10                   2%
            more than 10                                 0%

                        Single Purchase Payment Accounts:

                     Account Years               Deferred Sales
                       Completed                Charge Deduction
            -------------------------------  ---------------------
            Less than 5                                 5%
            5 or more but less than 6                   4%
            6 or more but less than 7                   3%
            7 or more but less than 8                   2%
            8 or more but less than 9                   1%
            9 or more                                   0%

If you transfer the total account value under another deferred compensation annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as the former contract for purposes of calculating the applicable deferred sales charge under this Contract.

   A deferred sales charge will not be deducted from any portion of the Account Value which is:

(bullet) applied to provide Annuity benefits;

(bullet) withdrawn on or after the tenth anniversary of the effective date of the Account;

(bullet) withdrawn due to a hardship resulting from an unforeseeable emergency, as specified in the Code;

(bullet) paid due to your death before Annuity payments begin;

(bullet) withdrawn due to the election of an Additional Withdrawal Option
         (see "Additional Withdrawal Options");

(bullet) paid where the Account Value is $3,500 or less and no amount has been withdrawn or used to purchase Annuity benefits during the prior 12 months;

(bullet) withdrawn due to the Participant's separation from service with the employer (the Contract Holder must submit documentation satisfactory to the Company confirming that the Participant is no longer providing services to the employer); or

(bullet) withdrawn from an Installment Purchase Payment Account by a Participant who is at least age 59-1/2 and who has completed nine Purchase Payment Periods.

   The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.

   Reduction or Elimination of the Deferred Sales Charge. For a particular Plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

(bullet) the number of participants under the Plan;

(bullet) the expected level of assets or cash flow under the Plan;

(bullet) the level of agent involvement in sales activities;

(bullet) the level of our sales-related expenses;

(bullet) the specific distribution provisions under the Plan;

(bullet) the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

(bullet) the level of employer involvement in determining eligibility for distributions under the Contract; and

(bullet) our assessment of financial risk to the Company relating to surrenders.

   Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

   We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account, please call the number listed under the "Inquiries" section.

   We will make any reduction in deferred sales charge according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

Fund Expenses
Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are illustrated in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

Premium and Other Taxes
Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets.

                              CONTRACT VALUATION
==============================================================================

Account Value
Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

Accumulation Units
The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative expense charge (if any).


   Initial Purchase Payments will be credited to your Contract at the AUV computed on the next Valuation Date following our acceptance of the application or enrollment form, as described under "Purchase--Contract Purchase." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


Net Investment Factor
The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

   (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

   (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

   (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

   (d) divided by the total value of the Subaccount's Accumulation and Annuity Units the preceding Valuation Date;


   (e) minus, a daily charge at the annual effective rate of 0.95% for mortality and expense risks during the Accumulation Period and 1.25% for mortality and expense risks during the Annuity Period, and up to 0.25% as an administrative expense charge.


   The net investment rate may be either positive or negative.

                                  TRANSFERS
==============================================================================


   At any time prior to the Annuity Date, the Contract Holder, or you (if permitted by the Contract Holder), can transfer amounts held under the Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable. (See "Investment Options--The Funds.")



   The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The transfer amount may not be less than $500. The total number of investment options in which you may invest during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are available during the Annuity Period except for Plans that have not had their Contracts endorsed to include additional Annuity Options. (See "Annuity Period--Annuity Options.")



Dollar Cost Averaging Program
You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary, which describes how you can obtain further information.

                                 WITHDRAWALS
==============================================================================


   Subject to the limitations on withdrawals from the Fixed Plus Account, the Contract Holder may withdraw all or a portion of the Account Value at any time during the Accumulation Period. To request a withdrawal, the Contract Holder, on your behalf, must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Under Section 457, pay-out elections may not be changed once payments have commenced.


   Withdrawals may be requested in one of the following forms:


(bullet) Full Withdrawal of the Contract or an Account: The amount paid upon a full withdrawal will be the Account Value(s) allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).


(bullet) Partial Withdrawals (Percentage): The amount paid will be the percentage of the Account Value(s) requested minus any applicable deferred sales charge; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

(bullet) Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).


   For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or Credited Interest Option in which the Account is invested, unless otherwise requested in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.



                        ADDITIONAL WITHDRAWAL OPTIONS
==============================================================================

   The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Additional Withdrawal Options"). To exercise these options, the Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

   The Additional Withdrawal Options currently available under the Contract include the following:

(bullet) SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from the Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

(bullet) ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2 or retirement, if later, and pays you that amount once a year. (See "Tax Status.")


   Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.



   If you select one of the Additional Withdrawal Options, your Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. The Account Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.


   Once elected, an Additional Withdrawal Option may be revoked by the Contract Holder at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected. To determine whether the Additional Withdrawal Options are available under your Plan, and to assess the terms and conditions that may apply, you should check with your employer. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.



                   DEATH BENEFIT DURING ACCUMULATION PERIOD
==============================================================================

   The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Contract Beneficiary:

(bullet) in a lump sum;

(bullet) in accordance with any of the Annuity Options available under the Contract; or

(bullet) under any Additional Withdrawal Options available under the Contract
         (if the Plan Beneficiary is your spouse).

   The Contract Holder, on behalf of a Plan Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

(bullet) to leave the Account Value invested in the Contract; or

(bullet) to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

   When paying the Contract Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Contract Holder, or to the Plan Beneficiary, if requested by the Contract Holder, within seven days after we receive proof of death.

   The Code requires that distribution of death proceeds begin within a certain period of time. Generally, if your Plan Beneficiary is not your spouse, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Plan Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy (not to exceed 15 years for a non-spousal 457 Plan Beneficiary) of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy.

   If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

   Regardless of the method of payment, death benefit proceeds will generally be taxed to the Plan Beneficiary in the same manner as if you had received those payments. (See "Tax Status.") Also, for 457 Plans, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

                                ANNUITY PERIOD
==============================================================================


Annuity Period Elections
For the types of Contracts described in this prospectus the Code requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70-1/2 or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")


   At least 30 days prior to the Annuity Date, the Contract Holder must notify us in writing of the following:

(bullet) the date on which you would like to start receiving annuity payments;

(bullet) the Annuity Option under which you want your payments to be calculated and paid;

(bullet) whether the payments are to be made monthly, quarterly, semi-annually or annually; and


(bullet) the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). The investment option(s) available may vary by Plan.

  Annuity payments will not begin until an Annuity Option has been selected. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed. Transfers may be made among investment option(s) during the Annuity Period except for those Plans that have not had their Contracts endorsed to include additional Annuity Options. (See Annuity Options, below.) During the Annuity Period, the maximum number of allowable transfers is four.


Annuity Options
The Contract Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

(bullet) Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.


(bullet) Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years, or such other periods as the Company may make available at the time of annuitization.



(bullet) *Option 3--Life Annuity with Cash Refund Feature--An Annuity with a cash refund feature. If the Annuitant dies, the beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to this feature.



(bullet) Option 4--Life Income Based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3 or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.



(bullet) Option 5--Life Income Based Upon the Lives of Two Payees--An annuity with payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.



(bullet) *Option 6--Life Income Based Upon Lives of Two Payees with Cash Refund
         Feature--An annuity with 100% of the payment to continue after the first death with a cash refund feature. If the Annuitant and joint Annuitant die, the beneficiary will receive a lump sum payment equal to the amount applied to the Annuity option (less any premium tax) less the total amount of Fixed Annuity payments paid prior to such death. This cash refund feature is only available if the total amount applied to the Annuity option is allocated to this feature.



   If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.



* These options are available only to those Plans that have had their Contracts endorsed to include such additional options.


Nonlifetime Annuity Options:


(bullet) Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.



   If a nonlifetime option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before a minimum number of years of payments (as specified in the Contract) have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.



   We may also offer additional Annuity Options under the Contract from time to time.


Annuity Payments
Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.


   Amount of Each Annuity Payment. The amount of each payment depends on the Account Value, how it is allocated between fixed and variable payouts and the Annuity Option chosen. No election may be made that would result in the first Annuity payment of less than the minimum stated in your Contract. If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

   If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

Charges Deducted During the Annuity Period
We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")


Death Benefit Payable During the Annuity Period
If a Participant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.



   If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Contract Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.


   If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Contract Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

   If the Participant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Plan Beneficiary at least as rapidly as under the original method of distribution and in substantially nonincreasing amounts.


   Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.



                                  TAX STATUS
==============================================================================

Introduction
The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

Taxation of the Company
The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

   The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the

Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Contracts Used with Certain Retirement Plans
In General: The Contract is designed for use with Section 457 plans. The tax rules applicable to retirement plans vary according to the terms and conditions of the plan.

   The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws and should consult their legal counsel and tax adviser regarding the suitability of the Contract.


   Minimum Distribution Requirements: The Code has required distribution rules for Section 457 Plans. Distributions must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later.


   In general, annuity payments must be distributed over your life or the joint lives of you and your Plan Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary. Also, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

   If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

   If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary (not to exceed 15 years for a non-spousal beneficiary), provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70-1/2.

   If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


   Section 457 Plans: Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act"), all compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations.



   Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement. In general, all amounts received under a
Section 457 plan are taxable and reportable to the IRS as taxable income. This includes payments for death benefits, periodic and nonperiodic distributions. Also, all amounts, except death benefit proceeds, are subject to federal income tax withholding as wages. If we make payments directly to a Participant on behalf of the employer as Contract Holder, we will withhold federal taxes (and state taxes, if applicable).



   The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit is generally the lesser of $7,500, as adjusted to reflect changes in the cost of living, or 33-1/3% of your includible compensation (25% of gross compensation).



                                MISCELLANEOUS
==============================================================================

Voting Rights
Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

   The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.


   Each Contract Holder will receive a notice of each meeting of shareholders of that Fund, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.



Modification of the Contract
The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change with respect to new Participants, no new Participants will be covered under the Contract and we reserve the right to discontinue accepting Purchase Payments to existing Accounts. By mutual consent, the Company and Contract Holder may also agree to make changes to the Contract that would apply to existing Participants. Certain changes to the Contract will require the approval of appropriate state or federal regulatory authorities.


Distribution
The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.


   Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. That percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain actual expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")


   Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.


Performance Reporting
From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, the administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The nonstandardized figures may also include a monthly, quarterly, year-to-date and three-year periods.



   The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the SAI.


Transfer of Ownership; Assignment
Unless contrary to applicable law, assignment of the Contract or Account is prohibited.


Delay or Suspension of Payments
The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.



Legal Matters and Proceedings
The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

                                 CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
==============================================================================

   The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

          General Information and History
          Variable Annuity Account C
          Offering and Purchase of Contracts
          Performance Data
           General
           Average Annual Total Return Quotations
          Annuity Payments
          Dollar Cost Averaging
          Sales Material and Advertising
          Independent Auditors
          Financial Statements of the Separate Account
          Financial Statements of the Company

                                   APPENDIX I
                         GUARANTEED ACCUMULATION ACCOUNT
==============================================================================

   The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contract discussed in this Prospectus. Amounts allocated to the Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to the Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

   GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

   During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

   Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

   As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax liability, and a maintenance fee.

   By notifying us at our Home Office at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

Mortality and Expense Risk Charges
We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers
Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA.

                                   APPENDIX II
                                  FIXED ACCOUNT
==============================================================================

   The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

   The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

   Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

   Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

   The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

   If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions--Deferred Sales Charge.")

Transfers Among Investment Options
Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation.

   By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
==============================================================================

   The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this Prospectus regarding the Fixed Plus Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Fixed Plus Account
The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in the Contract. We may credit a higher interest rate from time to time. Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.


   The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate. For Contracts issued to the State of Mississippi Deferred Compensation Plan, for a period of time not to exceed two years, or until full reimbursement is obtained if less than two years, the interest rate credited on the Fixed Plus Account will be reduced by an amount equal to approximately .001% to reimburse the State for costs associated with the evaluation of the Plan.


   Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

   We reserve the right to limit Net Purchase Payment(s) and/or transfers to the Fixed Plus Account.

Fixed Plus Account Withdrawals
The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Option.

   The 20% limit is waived if the partial withdrawal is due to annuitization, death, unforeseeable emergency (when the conditions specified under (d) below are met), or separation from service (when the conditions specified under (e) below are met). For this waiver to apply, any such partial withdrawal must also be made pro rata from all funding options used under the Account.

   If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account in five annual payments that will be equal to:

1. One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months;

2. One-fourth of the remaining Fixed Plus Account value twelve months later;

3. One-third of the remaining Fixed Plus Account value twelve months later;

4. One-half of the remaining Fixed Plus Account value twelve months later;
and

5. The balance of the Fixed Plus Account value twelve months later.

   Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account.

   A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period.

   We will waive the Fixed Plus Account full withdrawal provision, if the withdrawal is made:

   (a) due to your death, before Annuity payments begin;

   (b) due to the election of an Annuity option;

   (c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months);

   (d) due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:

     (1) the hardship is certified by the employer;


     (2) the amount is paid directly to you or is paid to the employer for purposes of annuitization under the State of Mississippi Deferred Compensation Plan; and


     (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period or,

   (e) due to your separation from service with the employer provided that:

     (1) the employer certifies that you have separated from service;

     (2) the amount withdrawn is paid directly to you; and

     (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

Transfers Among Investment Options
The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any of the Additional Withdrawal Options. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

   By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period, to provide variable Annuity payments.


SWO
The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12-month period.

                                   APPENDIX IV
                         CONDENSED FINANCIAL INFORMATION
                              AETNA PLUS CONTRACTS

    (Selected data for accumulation units outstanding throughout each period)
==============================================================================

         TABLE I--For Plans That Became Covered Under this Prospectus on
                                January 15, 1996

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the SAI. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until January 15, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period.


                                       1996       1995           1994           1993           1992
                                      ------     ------         ------         ------         ------
AETNA VARIABLE FUND
Value at beginning of period                      $10.778       $11.020        $10.454        $97.165
Value at end of period                            $14.077       $10.778        $11.020        $10.454(2)
Increase (decrease) in value of
  accumulation unit(1)                             30.61%         (2.20)%         5.41%              (2)
Number of accumulation units
  outstanding at end of period               188,964,022    114,733,035     44,166,470         21,250
AETNA INCOME SHARES
Value at beginning of period                     $10.360        $10.905        $10.068        $36.789
Value at end of period                           $12.098        $10.360        $10.905        $10.068(3)
Increase (decrease) in value of
  accumulation unit(1)                            16.78%          (5.00)%         8.31%              (3)
Number of accumulation units
  outstanding at end of period               21,379,976      11,713,354      4,084,142          3,870
AETNA VARIABLE ENCORE FUND
Value at beginning of period                    $10.528 $        10.241        $10.048        $33.812
Value at end of period                          $11.026 $        10.528        $10.241        $10.048(4)
Increase (decrease) in value of
  accumulation unit(1)                             4.73%           2.80%          1.92%              (4)
Number of accumulation units
  outstanding at end of period               12,999,680       7,673,528      2,766,044            825
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                    $10.868         $11.057        $10.189        $12.736
Value at end of period                          $13.673         $10.868        $11.057        $10.189(6)
Increase (decrease) in value of
  accumulation unit(1)                            25.81%          (1.71)%         8.52%              (6)
Number of accumulation units
  outstanding at end of period               38,152,395      23,139,604     11,368,365         11,508
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                    $10.000(7)
Value at end of period                          $10.673
Increase (decrease) in value of
  accumulation unit(1)                             6.73%
Number of accumulation units
  outstanding at end of period                  393,053
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                    $10.000(7)
Value at end of period                          $10.612
Increase (decrease) in value of
  accumulation unit(1)                             6.12%
Number of accumulation units
  outstanding at end of period                  294,673

                                       1991        1990          1989           1988           1987
                                      ------      ------        ------         ------         ------
AETNA VARIABLE FUND
Value at beginning of period          $77.845     $76.311       $59.871        $52.885        $50.760
Value at end of period                $97.165     $77.845       $76.311        $59.871        $52.885
Increase (decrease) in value of
  accumulation unit(1)                  24.82%       2.01%        27.46%         13.21%          4.19%
Number of accumulation units
  outstanding at end of period     20,948,226  18,362,906    17,142,820     16,455,396     16,497,406
AETNA INCOME SHARES
Value at beginning of period          $31.192     $28.943       $25.574        $24.061        $23.308
Value at end of period                $36.789     $31.192       $28.943        $25.574        $24.061
Increase (decrease) in value of
  accumulation unit(1)                  17.94%       7.77%        13.17%          6.29%          3.23%
Number of accumulation units
  outstanding at end of period      7,844,412   6,984,793     6,202,834      5,955,293      5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period          $32.138     $30.012       $27.783        $26.171        $24.812
Value at end of period                $33.812     $32.138       $30.012        $27.783        $26.171
Increase (decrease) in value of
  accumulation unit(1)                   5.21%       7.08%         8.02%          6.16%          5.48%
Number of accumulation units
  outstanding at end of period      8,430,082  10,220,110     8,286,033      8,154,644      7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period          $10.896     $10.437       $10.000(5)
Value at end of period                $12.736     $10.896       $10.437
Increase (decrease) in value of
  accumulation unit(1)                  16.89%       4.40%        4.37%
Number of accumulation units
  outstanding at end of period     22,898,099   17,078,985    9,535,986
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period

==============================================================================

                               TABLE I (continued)


                                        1996       1995          1994          1993          1992
                                       ------     ------        ------        ------        ------
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                      $10.000(7)
Value at end of period                            $10.580
Increase (decrease) in value of
  accumulation unit(1)                               5.80%
Number of accumulation units
  outstanding at end of period                    143,637
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period Value at end of
period Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                      $10.000(7)
Value at end of period                            $10.157
Increase (decrease) in value of
  accumulation unit(1)                               1.57%
Number of accumulation units
  outstanding at end of period                  2,832,440
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                      $ 9.437       $9.959        $10.000(8)
Value at end of period                            $13.450       $9.437        $ 9.959
Increase (decrease) in value of
  accumulation unit(1)                             42.52%        (5.24)%        (0.41)%
Number of accumulation units
  outstanding at end of period                 15,036,765    6,339,407        781,836
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period                      $11.781      $12.069        $10.692       $10.000(9)
Value at end of period                            $15.253      $11.781        $12.069       $10.692
Increase (decrease) in value of
  accumulation unit(1)                             29.47%        (2.39)%        12.88%         6.92%
Number of accumulation units
  outstanding at end of period                 21,986,645   12,853,828      3,667,821         2,254
CALVERT RESPONSIBLY INVESTED
  BALANCED PORTFOLIO**
Value at beginning of period                      $10.554      $11.036        $10.278       $10.000(9)
Value at end of period                            $13.527      $10.554        $11.036       $10.278
Increase (decrease) in value of
  accumulation unit(1)                             28.17%        (4.37)%         7.37%         2.78%
Number of accumulation units
  outstanding at end of period                    966,098      521,141        144,168         2,556
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                      $10.000(7)
Value at end of period                            $10.397
Increase (decrease) in value of
  accumulation unit(1)                               3.97%
Number of accumulation units
  outstanding at end of period                  2,116,732
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                      $10.000(7)
Value at end of period                            $11.092
Increase (decrease) in value of
  accumulation unit(1)                              10.92%
Number of accumulation units
  outstanding at end of period                  1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                      $10.000(7)
Value at end of period                            $10.066
Increase (decrease) in value of
  accumulation unit(1)                               0.66%
Number of accumulation units
  outstanding at end of period                  1,833,794

==============================================================================


                             TABLE I (continued)


                                            1996      1995           1994         1993        1992
                                           ------    ------         ------       ------      ------
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                         $10.000(7)
Value at end of period                               $ 9.961
Increase (decrease) in value of
  accumulation unit(1)                                 (0.39)%
Number of accumulation units outstanding
  at end of period                                   196,090
FRANKLIN GOVERNMENT SECURITIES TRUST
Value at beginning of period                         $10.119        $10.642      $10.008     $10.000(9)
Value at end of period                               $11.762        $10.119      $10.642     $10.008
Increase (decrease) in value of
  accumulation unit(1)                                 16.24%         (4.91)%       6.33%       0.08%
Number of accumulation units outstanding
  at end of period                                   717,760        325,365      167,137       5,559
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                         $10.581        $10.000(10)
Value at end of period                               $13.322        $10.581
Increase (decrease) in value of
  accumulation unit(1)                                 25.91%          5.81%
Number of accumulation units outstanding
  at end of period                                 4,887,060        753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                         $10.000(7)
Value at end of period                               $10.850
Increase (decrease) in value of
  accumulation unit(1)                                  8.50%
Number of accumulation units outstanding
  at end of period                                    93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $ 9.873        $10.000(10)
Value at end of period                               $12.077        $ 9.873
Increase (decrease) in value of
  accumulation unit(1)                                 22.33%         (1.27)%
Number of accumulation units outstanding
  at end of period                                   315,361         28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $10.000(7)
Value at end of period                               $10.870
Increase (decrease) in value of
  accumulation unit(1)                                  8.70%
Number of accumulation units outstanding
  at end of period                                   259,196
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                         $10.000(7)
Value at end of period                               $10.323
Increase (decrease) in value of
  accumulation unit(1)                                  3.23%
Number of accumulation units outstanding
  at end of period                                    32,696

==============================================================================


                             TABLE I (continued)


                                                  1996          1995         1994        1993         1992
                                                 ------        ------       ------      ------       ------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $10.000(7)
Value at end of period                                        $10.877
Increase (decrease) in value of accumulation
  unit(1)                                                        8.77%
Number of accumulation units outstanding at end
  of period                                                 1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                  $10.154      $10.877      $ 9.832     $10.000(9)
Value at end of period                                        $11.720      $10.154      $10.877     $ 9.832
Increase (decrease) in value of accumulation
  unit(1)                                                       15.42%       (6.65)%      10.63%      (1.68)%
Number of accumulation units outstanding at end
  of period                                                   711,892      703,676      135,614         561
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                                  $11.026      $11.747      $10.864     $10.000(9)
Value at end of period                                        $14.345      $11.026      $11.747     $10.864
Increase (decrease) in value of accumulation
  unit(1)                                                       30.10%       (6.14)%       8.13%       8.64%
Number of accumulation units outstanding at end
  of period                                                 3,331,218    1,865,104      546,559      10,645
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period                                  $12.687      $12.957      $ 9.578     $10.000(9)
Value at end of period                                        $13.923      $12.687      $12.957     $ 9.578
Increase (decrease) in value of accumulation
  unit(1)                                                        9.74%       (2.08)%      35.28%      (4.22)%
Number of accumulation units outstanding at end
  of period                                                 7,323,208    6,558,946    1,020,233       5,232



   (1)The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

   (2)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

   (3)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

   (4)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

   (5)The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

   (6)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

   (7)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

   (8)The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

   (9)The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

  (10)The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

    * Formerly TCI Growth
   ** Formerly Calvert Socially Responsible Series.

                         CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
===============================================================================

 TABLE II--For Plans That Became Covered Under this Prospectus on May 25, 1996

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the SAI. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until May 25, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period.



                                       1996        1995          1994         1993          1992
                                      ------      ------        ------       ------        ------
AETNA VARIABLE FUND
Value at beginning of period                     $10.778        $11.020       $10.454       $97.165
Value at end of period                           $14.077        $10.778       $11.020       $10.454(2)
Increase (decrease) in value of
  accumulation unit(1)                             30.61%         (2.20)%        5.41%             (2)
Number of accumulation units
  outstanding at end of period               188,964,022    114,733,035    44,166,470        21,250
AETNA INCOME SHARES
Value at beginning of period                     $10.360        $10.905       $10.068       $36.789
Value at end of period                           $12.098        $10.360       $10.905       $10.068(3)
Increase (decrease) in value of
  accumulation unit(1)                             16.78%         (5.00)%        8.31%             (3)
Number of accumulation units
  outstanding at end of period                21,379,976     11,713,354     4,084,142         3,870
AETNA VARIABLE ENCORE FUND
Value at beginning of period                     $10.528        $10.241       $10.048       $33.812
Value at end of period                           $11.026        $10.528       $10.241       $10.048(4)
Increase (decrease) in value of
  accumulation unit(1)                              4.73%          2.80%         1.92%             (4)
Number of accumulation units
  outstanding at end of period                12,999,680      7,673,528     2,766,044           825
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                     $10.868        $11.057       $10.189       $12.736
Value at end of period                           $13.673        $10.868       $11.057       $10.189(6)
Increase (decrease) in value of
  accumulation unit(1)                             25.81%         (1.71)%        8.52%             (6)
Number of accumulation units
  outstanding at end of period                38,152,395     23,139,604    11,368,365        11,508
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.673
Increase (decrease) in value of
  accumulation unit(1)                              6.73%
Number of accumulation units
  outstanding at end of period                   393,053
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.612
Increase (decrease) in value of
  accumulation unit(1)                              6.12%
Number of accumulation units
  outstanding at end of period                   294,673



                                           1991            1990           1989           1988           1987
                                          ------          ------         ------         ------         ------
AETNA VARIABLE FUND
Value at beginning of period              $77.845         $76.311        $59.871        $52.885        $50.760
Value at end of period                    $97.165         $77.845        $76.311        $59.871        $52.885
Increase (decrease) in value of
  accumulation unit(1)                      24.82%           2.01%         27.46%         13.21%          4.19%
Number of accumulation units
  outstanding at end of period         20,948,226      18,362,906     17,142,820     16,455,396     16,497,406
AETNA INCOME SHARES
Value at beginning of period              $31.192         $28.943        $25.574        $24.061        $23.308
Value at end of period                    $36.789         $31.192        $28.943        $25.574        $24.061
Increase (decrease) in value of
  accumulation unit(1)                      17.94%           7.77%         13.17%          6.29%          3.23%
Number of accumulation units
  outstanding at end of period          7,844,412       6,984,793      6,202,834      5,955,293      5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period              $32.138         $30.012        $27.783        $26.171        $24.812
Value at end of period                    $33.812         $32.138        $30.012        $27.783        $26.171
Increase (decrease) in value of
  accumulation unit(1)                       5.21%           7.08%          8.02%          6.16%          5.48%
Number of accumulation units
  outstanding at end of period          8,430,082      10,220,110      8,286,033      8,154,644      7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period              $10.896         $10.437        $10.000(5)
Value at end of period                    $12.736         $10.896        $10.437
Increase (decrease) in value of
  accumulation unit(1)                      16.89%           4.40%          4.37%
Number of accumulation units
  outstanding at end of period         22,898,099      17,078,985      9,535,986
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period

==============================================================================

                             TABLE II (continued)


                                        1996       1995          1994          1993          1992
                                       ------     ------        ------        ------        ------
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.580
Increase (decrease) in value of
  accumulation unit(1)                              5.80%
Number of accumulation units
  outstanding at end of period                   143,637
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.157
Increase (decrease) in value of
  accumulation unit(1)                              1.57%
Number of accumulation units
  outstanding at end of period                 2,832,440
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                     $ 9.437           $9.959      $10.000(8)
Value at end of period                           $13.450           $9.437      $ 9.959
Increase (decrease) in value of
  accumulation unit(1)                             42.52%           (5.24)%      (0.41)%
Number of accumulation units
  outstanding at end of period                15,036,765        6,339,407      781,836
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period                     $11.781          $12.069      $10.692      $10.000(9)
Value at end of period                           $15.253          $11.781      $12.069      $10.692
Increase (decrease) in value of
  accumulation unit(1)                             29.47%           (2.39)%      12.88%        6.92%
Number of accumulation units
  outstanding at end of period                21,986,645       12,853,828    3,667,821        2,254
CALVERT RESPONSIBLY INVESTED
  BALANCED PORTFOLIO**
Value at beginning of period                     $10.554          $11.036      $10.278      $10.000(9)
Value at end of period                           $13.527          $10.554      $11.036      $10.278
Increase (decrease) in value of
  accumulation unit(1)                             28.17%           (4.37)%       7.37%        2.78%
Number of accumulation units
  outstanding at end of period                   966,098          521,141      144,168        2,556
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.397
Increase (decrease) in value of
  accumulation unit(1)                              3.97%
Number of accumulation units
  outstanding at end of period                 2,116,732
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $11.092
Increase (decrease) in value of
  accumulation unit(1)                             10.92%
Number of accumulation units
  outstanding at end of period                 1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.066
Increase (decrease) in value of
  accumulation unit(1)                              0.66%
Number of accumulation units
  outstanding at end of period                 1,833,794

==============================================================================

                             TABLE II (continued)


                                            1996      1995           1994         1993        1992
                                           ------    ------         ------       ------      ------
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $ 9.961
Increase (decrease) in value of
  accumulation unit(1)                                  (0.39)%
Number of accumulation units outstanding
  at end of period                                    196,090
FRANKLIN GOVERNMENT SECURITIES TRUST
Value at beginning of period                          $10.119       $10.642      $10.008     $10.000(9)
Value at end of period                                $11.762       $10.119      $10.642     $10.008
Increase (decrease) in value of
  accumulation unit(1)                                  16.24%        (4.91)%       6.33%       0.08%
Number of accumulation units outstanding
  at end of period                                    717,760       325,365      167,137       5,559
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                          $10.581       $10.000(10)
Value at end of period                                $13.322       $10.581
Increase (decrease) in value of
  accumulation unit(1)                                  25.91%         5.81%
Number of accumulation units outstanding
  at end of period                                  4,887,060       753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $10.850
Increase (decrease) in value of
  accumulation unit(1)                                   8.50%
Number of accumulation units outstanding
  at end of period                                     93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $ 9.873       $10.000(10)
Value at end of period                                $12.077       $ 9.873
Increase (decrease) in value of
  accumulation unit(1)                                  22.33%        (1.27)%
Number of accumulation units outstanding
  at end of period                                    315,361        28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $10.870
Increase (decrease) in value of
  accumulation unit(1)                                   8.70%
Number of accumulation units outstanding
  at end of period                                    259,196
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $10.323
Increase (decrease) in value of
  accumulation unit(1)                                   3.23%
Number of accumulation units outstanding
  at end of period                                     32,696

                                                   1996       1995         1994         1993          1992
                                                  ------     ------       ------       ------        ------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $10.000(7)
Value at end of period                                        $10.877
Increase (decrease) in value of accumulation
  unit(1)                                                        8.77%
Number of accumulation units outstanding at end
  of period                                                 1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                  $10.154      $10.877      $ 9.832     $10.000(9)
Value at end of period                                        $11.720      $10.154      $10.877     $ 9.832
Increase (decrease) in value of accumulation
  unit(1)                                                       15.42%       (6.65)%      10.63%      (1.68)%
Number of accumulation units outstanding at end
  of period                                                   711,892      703,676      135,614         561
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                                  $11.026      $11.747      $10.864     $10.000(9)
Value at end of period                                        $14.345      $11.026      $11.747     $10.864
Increase (decrease) in value of accumulation
  unit(1)                                                       30.10%       (6.14)%       8.13%       8.64%
Number of accumulation units outstanding at end
  of period                                                 3,331,218    1,865,104      546,559      10,645
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period                                  $12.687      $12.957      $ 9.578     $10.000(9)
Value at end of period                                        $13.923      $12.687      $12.957     $ 9.578
Increase (decrease) in value of accumulation
  unit(1)                                                        9.74%       (2.08)%      35.28%      (4.22)%
Number of accumulation units outstanding at end
  of period                                                 7,323,208    6,558,946    1,020,233       5,232

   (1)The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

   (2)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

   (3)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

   (4)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

   (5)The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

   (6)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

   (7)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

   (8)The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

   (9)The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

  (10)The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

    * Formerly TCI Growth
   ** Formerly Calvert Socially Responsible Series.

    (Selected data for accumulation units outstanding throughout each period)
==============================================================================

       TABLE III--For Plans That Became Covered Under this Prospectus on
                                November 1, 1996

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the SAI. The Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until November 1, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period.


                                1996        1995           1994           1993         1992
                               ------      ------         ------         ------       ------
AETNA VARIABLE FUND
Value at beginning of period             $105.558        $107.925       $102.383     $ 97.165
Value at end of period                   $137.869        $105.558       $107.925     $102.383
Increase (decrease) in value of
  accumulation unit(1)                      30.61%          (2.19)%         5.41%        5.37%
Number of accumulation units
  outstanding at end of period          6,364,000      13,966,072     21,148,863   24,201,565
AETNA INCOME SHARES
Value at beginning of period              $40.173         $42.283        $39.038      $36.789
Value at end of period                    $46.913         $40.173        $42.283      $39.038
Increase (decrease) in value of
  accumulation unit(1)                      16.78%          (4.99)%         8.31%        6.11%
Number of accumulation units
  outstanding at end of period          2,377,622       5,108,720      8,210,666    8,507,292
AETNA VARIABLE ENCORE FUND
Value at beginning of period              $36.271         $35.282        $34.619      $33.812
Value at end of period                    $37.988         $36.271        $35.282      $34.619
Increase (decrease) in value of
  accumulation unit(1)                       4.73%           2.80%          1.92%        2.39%
Number of accumulation units
  outstanding at end of period          1,826,260       3,679,802      5,086,515    7,534,662
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period              $14.270         $14.519        $13.379      $12.736
Value at end of period                    $17.954         $14.270        $14.519      $13.379
Increase (decrease) in value of
  accumulation unit(1)                      25.82%          (1.71)%         8.52%        5.05%
Number of accumulation units
  outstanding at end of period          9,193,181      21,990,186     30,784,750   34,802,433
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period              $10.213         $10.463        $10.000(3)
Value at end of period                    $13.224         $10.213        $10.463
Increase (decrease) in value of
  accumulation unit(1)                      29.47%          (2.39)%         4.63%
Number of accumulation units
  outstanding at end of period          4,184,701      12,096,731     12,272,152

                                      1991            1990          1989          1988             1987
                                     ------          ------        ------        ------           ------
AETNA VARIABLE FUND
Value at beginning of period          $77.845        $76.311        $59.871        $52.885        $50.760
Value at end of period                $97.165        $77.845        $76.311        $59.871        $52.885
Increase (decrease) in value of
  accumulation unit(1)                  24.82%          2.01%         27.46%         13.21%          4.19%
Number of accumulation units
  outstanding at end of period     20,948,226     18,362,906     17,142,820     16,455,396     16,497,406
AETNA INCOME SHARES
Value at beginning of period          $31.192        $28.943        $25.574        $24.061        $23.308
Value at end of period                $36.789        $31.192        $28.943        $25.574        $24.061
Increase (decrease) in value of
  accumulation unit(1)                  17.94%          7.77%         13.17%          6.29%          3.23%
Number of accumulation units
  outstanding at end of period      7,844,412      6,984,793      6,202,834      5,955,293      5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period          $32.138        $30.012        $27.783        $26.171        $24.812
Value at end of period                $33.812        $32.138        $30.012        $27.783        $26.171
Increase (decrease) in value of
  accumulation unit(1)                   5.21%          7.08%          8.02%          6.16%          5.48%
Number of accumulation units
  outstanding at end of period      8,430,082     10,220,110      8,286,033      8,154,644      7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period          $10.896        $10.437        $10.000(2)
Value at end of period                $12.736        $10.896        $10.437
Increase (decrease) in value of
  accumulation unit(1)                  16.89%          4.40%          4.37%
Number of accumulation units
  outstanding at end of period     22,898,099     17,078,985      9,535,986
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period

   (1)The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

   (2)The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

   (3)The initial Accumulation Unit value was established at $10.000 on February 1, 1993, the date on which the Portfolio became available under the Contract.

    * Formerly TCI Growth.

==============================================================================
    (Selected data for accumulation units outstanding throughout each period)

               TABLE IV--For Plans That Became Covered Under this
                    Prospectus on or after December 16, 1996

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements as of and for the year ended December 31, 1996 and the independent auditors' report thereon, are included in the SAI. For plans converted to this product on December 16, 1996, the Accumulation Unit Values and the percentage change in the value of an accumulation unit reflect a mortality and expense risk charge of 1.25% until December 16, 1996, when the mortality and expense risk charge was reduced to 0.95% during the Accumulation Period. It will increase to 1.25% during the Annuity Period. The class of Accumulation Unit Value shown below will also be used for plans converted to this product after December 16, 1996 and for all new Contracts issued under this Prospectus; however, the Condensed Financial Information for periods prior to December 16, 1996 will not be applicable.

                                       1996      1995          1994           1993         1992
                                      -----     ------        ------         ------       ------
AETNA VARIABLE FUND
Value at beginning of period                     $10.778        $11.020       $10.454    $97.165
Value at end of period                           $14.077        $10.778       $11.020    $10.454(2)
Increase (decrease) in value of
  accumulation unit(1)                             30.61%         (2.20)%        5.41%          %(2)
Number of accumulation units
  outstanding at end of period               188,964,022    114,733,035    44,166,470     21,250
AETNA INCOME SHARES
Value at beginning of period                     $10.360        $10.905       $10.068    $36.789
Value at end of period                           $12.098        $10.360       $10.905    $10.068(3)
Increase (decrease) in value of
  accumulation unit(1)                             16.78%         (5.00)%        8.31%          %(3)
Number of accumulation units
  outstanding at end of period                21,379,976     11,713,354     4,084,142      3,870
AETNA VARIABLE ENCORE FUND
Value at beginning of period                     $10.528        $10.241       $10.048    $33.812
Value at end of period                           $11.026        $10.528       $10.241    $10.048(4)
Increase (decrease) in value of
  accumulation unit(1)                              4.73%          2.80%         1.92%          %(4)
Number of accumulation units
  outstanding at end of period                12,999,680      7,673,528     2,766,044        825
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                     $10.868        $11.057       $10.189    $12.736
Value at end of period                           $13.673        $10.868        $1.057    $10.189(6)
Increase (decrease) in value of
  accumulation unit(1)                             25.81%         (1.71)%        8.52%          %(6)
Number of accumulation units
  outstanding at end of period                38,152,395     23,139,604    11,368,365     11,508
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.673
Increase (decrease) in value of
  accumulation unit(1)                              6.73%
Number of accumulation units
  outstanding at end of period                   393,053
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.612
Increase (decrease) in value of
  accumulation unit(1)                              6.12%
Number of accumulation units
  outstanding at end of period                   294,673

                                           1991           1990          1989           1988            1987
                                          ------         ------        ------         ------          ------
AETNA VARIABLE FUND
Value at beginning of period              $77.845         $76.311        $59.871        $52.885        $50.760
Value at end of period                    $97.165         $77.845        $76.311        $59.871        $52.885
Increase (decrease) in value of
  accumulation unit(1)                      24.82%           2.01%         27.46%         13.21%          4.19%
Number of accumulation units
  outstanding at end of period         20,948,226      18,362,906     17,142,820     16,455,396     16,497,406
AETNA INCOME SHARES
Value at beginning of period              $31.192         $28.943        $25.574        $24.061        $23.308
Value at end of period                    $36.789         $31.192        $28.943        $25.574        $24.061
Increase (decrease) in value of
  accumulation unit(1)                      17.94%           7.77%         13.17%          6.29%          3.23%
Number of accumulation units
  outstanding at end of period          7,844,412       6,984,793      6,202,834      5,955,293      5,372,271
AETNA VARIABLE ENCORE FUND
Value at beginning of period              $32.138         $30.012        $27.783        $26.171        $24.812
Value at end of period                    $33.812         $32.138        $30.012        $27.783        $26.171
Increase (decrease) in value of
  accumulation unit(1)                       5.21%           7.08%          8.02%          6.16%          5.48%
Number of accumulation units
  outstanding at end of period          8,430,082      10,220,110      8,286,033      8,154,644      7,326,151
AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period              $10.896         $10.437        $10.000(5)
Value at end of period                    $12.736         $10.896        $10.437
Increase (decrease) in value of
  accumulation unit(1)                      16.89%           4.40%          4.37%
Number of accumulation units
  outstanding at end of period         22,898,099      17,078,985      9,535,986
AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period

=============================================================================
                             TABLE IV (continued)


                                        1996      1995             1994         1993         1992
                                       ------    ------           ------       ------       ------
AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.580
Increase (decrease) in value of
  accumulation unit(1)                              5.80%
Number of accumulation units
  outstanding at end of period                   143,637
AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
  accumulation unit(1)
Number of accumulation units
  outstanding at end of period
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.157
Increase (decrease) in value of
  accumulation unit(1)                              1.57%
Number of accumulation units
  outstanding at end of period                 2,832,440
ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period                     $ 9.437          $ 9.959      $10.000(8)
Value at end of period                           $13.450          $ 9.437      $ 9.959
Increase (decrease) in value of
  accumulation unit(1)                             42.52%           (5.24)%      (0.41)%
Number of accumulation units
  outstanding at end of period                15,036,765        6,339,407      781,836
AMERICAN CENTURY VP CAPITAL APPRECIATION*
Value at beginning of period                     $11.781          $12.069      $10.692      $10.000(9)
Value at end of period                           $15.253          $11.781      $12.069      $10.692
Increase (decrease) in value of
  accumulation unit(1)                             29.47%           (2.39)%      12.88%        6.92%
Number of accumulation units
  outstanding at end of period                21,986,645       12,853,828    3,667,821        2,254
CALVERT RESPONSIBLY INVESTED
  BALANCED PORTFOLIO**
Value at beginning of period                     $10.554          $11.036      $10.278      $10.000(9)
Value at end of period                           $13.527          $10.554      $11.036      $10.278
Increase (decrease) in value of
  accumulation unit(1)                             28.17%           (4.37)%       7.37%        2.78%
Number of accumulation units
  outstanding at end of period                   966,098          521,141      144,168        2,556
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.397
Increase (decrease) in value of
  accumulation unit(1)                              3.97%
Number of accumulation units
  outstanding at end of period                 2,116,732
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $11.092
Increase (decrease) in value of
  accumulation unit(1)                             10.92%
Number of accumulation units
  outstanding at end of period                 1,660,304
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                     $10.000(7)
Value at end of period                           $10.066
Increase (decrease) in value of
  accumulation unit(1)                              0.66%
Number of accumulation units
  outstanding at end of period                 1,833,794

==============================================================================
                              TABLE IV (continued)


                                            1996        1995           1994         1993      1992
                                           ------      ------         ------       ------    ------
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $ 9.961
Increase (decrease) in value of
  accumulation unit(1)                                  (0.39)%
Number of accumulation units outstanding
  at end of period                                    196,090
FRANKLIN GOVERNMENT SECURITIES TRUST
Value at beginning of period                          $10.119       $10.642      $10.008     $10.000(9)
Value at end of period                                $11.762       $10.119      $10.642     $10.008
Increase (decrease) in value of
  accumulation unit(1)                                  16.24%        (4.91)%       6.33%       0.08%
Number of accumulation units outstanding
  at end of period                                    717,760       325,365      167,137       5,559
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                          $10.581       $10.000(10)
Value at end of period                                $13.322       $10.581
Increase (decrease) in value of
  accumulation unit(1)                                  25.91%         5.81%
Number of accumulation units outstanding
  at end of period                                  4,887,060       753,862
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $10.850
Increase (decrease) in value of
  accumulation unit(1)                                   8.50%
Number of accumulation units outstanding
  at end of period                                     93,304
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $ 9.873       $10.000(10)
Value at end of period                                $12.077       $ 9.873
Increase (decrease) in value of
  accumulation unit(1)                                  22.33%        (1.27)%
Number of accumulation units outstanding
  at end of period                                    315,361        28,543
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $10.870
Increase (decrease) in value of
  accumulation unit(1)                                   8.70%
Number of accumulation units outstanding
  at end of period                                    259,196
JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                          $10.000(7)
Value at end of period                                $10.323
Increase (decrease) in value of
  accumulation unit(1)                                   3.23%
Number of accumulation units outstanding
  at end of period                                     32,696

==============================================================================
                              TABLE IV (continued)


                                                   1996         1995        1994         1993         1992
                                                  ------       ------      ------       ------       ------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                  $10.000(7)
Value at end of period                                        $10.877
Increase (decrease) in value of accumulation
  unit(1)                                                        8.77%
Number of accumulation units outstanding at end
  of period                                                 1,036,040
LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                  $10.154      $10.877      $ 9.832     $10.000(9)
Value at end of period                                        $11.720      $10.154      $10.877     $ 9.832
Increase (decrease) in value of accumulation
  unit(1)                                                       15.42%       (6.65)%      10.63%      (1.68)%
Number of accumulation units outstanding at end
  of period                                                   711,892      703,676      135,614         561
NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                                  $11.026      $11.747      $10.864     $10.000(9)
Value at end of period                                        $14.345      $11.026      $11.747     $10.864
Increase (decrease) in value of accumulation
  unit(1)                                                       30.10%       (6.14)%       8.13%       8.64%
Number of accumulation units outstanding at end
  of period                                                 3,331,218    1,865,104      546,559      10,645
SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES
Value at beginning of period                                  $12.687      $12.957      $ 9.578     $10.000(9)
Value at end of period                                        $13.923      $12.687      $12.957     $ 9.578
Increase (decrease) in value of accumulation
  unit(1)                                                        9.74%       (2.08)%      35.28%      (4.22)%
Number of accumulation units outstanding at end
  of period                                                 7,323,208    6,558,946    1,020,233       5,232

   (1)The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

   (2)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

   (3)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

   (4)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

   (5)The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

   (6)The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

   (7)Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.

   (8)The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

   (9)The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

  (10)The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

    * Formerly TCI Growth
   ** Formerly Calvert Socially Responsible Series.

                         For Master Applications Only


I hereby acknowledge receipt of an Account C Group Deferred Variable Annuity prospectus dated May 1, 1997 for Section 457 Public Employer Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

 Please send an Account C Statement of Additional Information (Form No. PROS.88720-97) dated May 1, 1997.


------------------------------------------------------------------------------
                         CONTRACT HOLDER'S SIGNATURE


------------------------------------------------------------------------------
                                     DATE


PROS.88720-97

------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1997

                               AetnaPlus Contracts
          Group Variable Annuity Contracts Available under Section 457

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1997.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                                TABLE OF CONTENTS

                                                                        Page


General Information and History.......................................    1
Variable Annuity Account C............................................    1
Offering and Purchase of Contracts....................................    2
Performance Data......................................................    2
      General.........................................................    2
      Average Annual Total Return Quotations..........................    3
Annuity Payments......................................................    5
Sales Material and Advertising........................................    6
Independent Auditors..................................................    7
Financial Statements of the Separate Account..........................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company......   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the Company) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had assets of $___ billion (subject to $___ billion of customer and other liabilities, $___ billion of shareholder equity) which includes $___ billion in assets held in the Company's separate accounts. The Company had $___ billion in assets under management, including $__ billion in its mutual funds. As of ______________, it ranked among the top __% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the Funds described in the prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans.

The Funds currently available under the Contract are as follows:


Aetna Variable Fund                            Calvert Responsibly Invested Balanced Portfolio
Aetna Income Shares                            Fidelity VIP II Contrafund Portfolio
Aetna Variable Encore Fund                     Fidelity VIP Equity-Income Portfolio
Aetna Investment Advisers Fund, Inc.           Fidelity VIP Growth Portfolio
Aetna Ascent Variable Portfolio                Fidelity VIP Overseas Portfolio
Aetna Crossroads Variable Portfolio            Franklin Government Securities Trust
Aetna Legacy Variable Portfolio                Janus Aspen Aggressive Growth Portfolio
Aetna Variable Capital Appreciation Portfolio  Janus Aspen Balanced Portfolio
Aetna Variable Growth Portfolio                Janus Aspen Flexible Income Portfolio
Aetna Variable Index Plus Portfolio            Janus Aspen Growth Portfolio
Aetna Variable Small Company Portfolio         Janus Aspen Short-Term Bond Portfolio
Alger American Growth Portfolio                Janus Aspen Worldwide Growth Portfolio
Alger American Small Cap Portfolio             Lexington Natural Resources Trust
American Century VP Capital Appreciation       Neuberger & Berman Growth Portfolio
  (formerly TCI Growth)                        Scudder International Portfolio Class A Shares



Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Account Values."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges as if the charge had been 0.95% during all periods shown, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. (The mortality and expense risk charge will increase to 1.25% during the Annuity Period.) If you had invested in a Contract where the mortality and expense risk charge was reduced from 1.25% to 0.95%, your actual performance would have been lower than the figures shown. See the applicable Condensed Financial Information table in the prospectus for the actual increase or decrease in the value of an Accumulation Unit for those periods when the mortality and expense risk charge was 1.25%.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to such date. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract (under the current charge structure) had that Fund been available under the Contract during that period.

Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

   AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below represent the variations in contract payment type under different plans. They reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

----------------------------------------------------------------------------------------------------------------------------------
   SINGLE PURCHASE PAYMENT                                                                                                 FUND
           ACCOUNT                                STANDARDIZED                          NON-STANDARDIZED               INCEPTION
                                                                                                                          DATE
----------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                1  Year     5 Years    10 Years     1 Year     3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Fund                                                                                                    04/30/75
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                    06/01/78
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                             09/01/75
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                        07/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                    07/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                        07/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                    09/12/96
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                        01/08/89
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                     09/21/88
----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                         11/20/87
----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                            09/04/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                   01/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                   10/22/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                          11/07/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                        02/13/87
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                   05/30/89
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth
   Portfolio                                                                                                            9/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                         09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                  09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                           09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth
   Portfolio                                                                                                            09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                      05/31/89
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                    12/31/85
----------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                                                                                                       05/01/87
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

----------------------------------------------------------------------------------------------------------------------------------
      INSTALLMENT PAYMENT                                                                                                 FUND
           ACCOUNT                                STANDARDIZED                          NON-STANDARDIZED               INCEPTION
                                                                                                                          DATE
----------------------------------------------------------------------------------------------------------------------------------
             SUBACCOUNT                1  Year     5 Years    10 Years     1 Year     3 Years    5 Years    10 Years
----------------------------------------------------------------------------------------------------------------------------------

 Aetna Variable Fund                                                                                                    04/30/75
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                    06/01/78
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                             09/01/75
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                        07/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                    07/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                        07/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                    09/12/96
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                        01/08/89
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                     09/21/88
----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                         11/20/87
----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced
   Portfolio                                                                                                            09/04/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund  Portfolio                                                                                  01/03/95
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                   10/22/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                          11/07/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                        02/13/87
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                   05/30/89
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio                                                                                9/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                         09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                  09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                           09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                      05/31/89
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                    12/31/85
----------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio
   Class A Shares                                                                                                       05/01/87
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccounts being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      Index


Independent Auditors' Report.............................................. S-
Statement of Assets and Liabilities....................................... S-
Statement of Operations................................................... S-
Statements of Changes in Net Assets....................................... S-
Notes to Financial Statements ............................................ S-
Condensed Financial Information .......................................... S-







        FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT C AND AETNA LIFE
             INSURANCE AND ANNUITY COMPANY TO BE FILED BY AMENDMENT

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY














Form No. SAI.88720-97                                         ALIAC Ed. May 1997

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements: *
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C: - Independent Auditors' Report - Statement of Assets and Liabilities as of December 31, 1996 - Statement of Operations for the year ended December 31, 1996
                  - Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
                  -   Notes to Financial Statements
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994 - Consolidated Balance Sheets as of December 31, 1996 and 1995 - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
                  - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Form of Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(2)
         (4.1)    Form of Variable Annuity Contract (G-CDA-HF)(3)
         (4.2)    Form of Variable Annuity Contract (GLID-CDA-HO)(4)
         (4.2a)   Endorsement (E3KSDC96) to Variable Annuity Contract
                  GLID-CDA-HO(5)
         (4.2b)   Endorsement (EMETHO96) to Variable Annuity Contract
                  GLID-CDA-HO(6)
         (4.2c)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(6)
         (4.2d)   Endorsement (EGET-IC(R)) to Variable Annuity Contract
                  G-CDA-HF(6)
         (4.2e)   Endorsement (EGETE-IC(R)) to Variable Annuity Contract
                  GLID-CDA-HO(6)
         (4.2f)   Form of Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO
         (5)      Form of Variable Annuity Contract Application (300-GTD-IA)(7)

         (6.1) Certification of Incorporation and By-Laws of Aetna Life Insurance and Annuity Company(8)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)
         (7)      Not applicable
         (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
         (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
         (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(6)
         (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(9)
         (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(6)
         (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
         (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
         (8.10) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
         (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(2)

         (8.12)   Amendment dated as of February 20, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(6)
         (8.13)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June
                  1, 1994(2)
         (9)      Opinion of Counsel*
         (10.1)   Consent of Independent Auditors*
         (10.2)   Consent of Counsel*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(10)
         (14)     Not applicable
         (15.1)   Powers of Attorney(9)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule*

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 24, 1995.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88722), as filed electronically on November 30, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on April 22, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 24, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
10. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on November 30, 1996.

Item 25.      Directors and Officers of the Depositor

Name and Principal
Business Address*          Positions and Offices with Depositor

Daniel P. Kearney          Director and President

Timothy A. Holt            Director, Senior Vice President and Chief Financial
                           Officer

Christopher J. Burns       Director and Senior Vice President

Laura R. Estes             Director and Senior Vice President

Gail P. Johnson            Director and Vice President

John Y. Kim                Director and Senior Vice President

Shaun P. Mathews           Director and Vice President

Glen Salow                 Director and Vice President

Creed R. Terry             Director and Vice President

Deborah Koltenuk           Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven       Vice President and Chief Compliance Officer

Kirk P. Wickman            Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.

Item 27.      Number of Contract Owners

     As of December 31, 1996, there were 600,951 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all registered management investment companies under the 1940 Act). Additionally, ALIAC acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC is also the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940
         Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

   (1)              (2)              (3)             (4)             (5)

Name of      Net Underwriting  Compensation on
Principal    Discounts and     Redemption or      Brokerage
Underwriter  Commissions       Annuitization      Commissions    Compensation*

Aetna Life                       $1,325,661                       $96,924,599
Insurance and
Annuity Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 33-88720) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 21st day of February, 1997.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                      INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                               By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                               By:    Daniel P. Kearney*
                                      ---------------------------------------
                                      Daniel P. Kearney
                                      President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-88720) has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                             Date

Daniel P. Kearney*               Director and President      )
--------------------------       (principal executive        )
Daniel P. Kearney                officer)                    )
                                                             )
Timothy A. Holt*                 Director, Senior Vice       )    February
-------------------------        President and               )    21, 1997
Timothy A. Holt                  Chief Financial Officer     )
                                                             )
Christopher J. Burns*            Director                    )
--------------------------                                   )
Christopher J. Burns                                         )
                                                             )
Laura R. Estes*                  Director                    )
--------------------------                                   )
Laura R. Estes                                               )
                                                             )
Gail P. Johnson*                 Director                    )
--------------------------                                   )
Gail P. Johnson                                              )
                                                             )

John Y. Kim*                     Director                    )
--------------------------                                   )
John Y. Kim                                                  )
                                                             )
Shaun P. Mathews*                Director                    )
--------------------------                                   )
Shaun P. Mathews                                             )
                                                             )
Glen Salow*                      Director                    )
--------------------------                                   )
Glen Salow                                                   )
                                                             )
Creed R. Terry*                  Director                    )
--------------------------                                   )
Creed R. Terry                                               )
                                                             )
Deborah Koltenuk*                Vice President and          )
--------------------------       Treasurer, Corporate        )
Deborah Koltenuk                 Controller                  )

By:   /s/Julie E. Rockmore
      ----------------------------
      *Julie E. Rockmore
      Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No. Exhibit                                                       Page

99-B.1      Resolution of the Board of Directors of Aetna Life Insurance
            and Annuity Company establishing Variable Annuity Account C      *

99-B.3.1    Form of Broker-Dealer Agreement                                  *

99-B.3.2    Alternative Form of Wholesaling Agreement and Related
            Selling Agreement                                                *

99-B.4.1    Form of Variable Annuity Contract (G-CDA-HF)                     *

99-B.4.2    Form of Variable Annuity Contract (GLID-CDA-HO)                  *

99-B.4.2a   Endorsement (E3K5DC96) to Variable Annuity Contract              *
            GLID-CDA-HO

99-B.4.2b   Endorsement (EMETHO96) to Variable Annuity Contract              *
            GLID-CDA-HO

99-B.4.2c   Endorsement (ENEMHF96) to Variable Annuity Contract G-CDA-HF     *

99-B.4.2d   Endorsement (EGET-IC(R)) to Variable Annuity Contract G-CDA-HF   *

99-B.4.2e   Endorsement (EGETE-IC(R)) to Variable Annuity Contract           *
            GLID-CDA-HO

99-B.4.2f   Form of Endorsement (E2ME96) to Variable Annuity Contract
            GLID-CDA-HO                                                    ---

99-B.5      Form of Variable Annuity Contract Application (300-GTD-IA)       *

99-B.6.1    Certification of Incorporation and By-Laws of Depositor          *

99-B.6.2    Amendment of Certificate of Incorporation of Depositor           *

99-B.8.1    Fund Participation Agreement (Amended and Restated) between
            Aetna Life Insurance and Annuity Company, Alger American Fund
            and Fred Alger Management, Inc. dated March 31, 1995             *

 *Incorporated by reference
**To be filed by amendment

Exhibit No.            Exhibit                                           Page

99-B.8.2    Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company and Calvert Asset Management
            Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
            13, 1989 and amended December 12, 1993

99-B.8.3    Second Amendment dated January 1, 1996 to Fund                   *
            Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company
            (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
            13, 1989 and amended December 27, 1993

99-B.8.4    Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1,
            1994 and amended on December 15, 1994, February 1, 1995,
            May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.5    Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company, Variable Insurance Products Fund
            II and Fidelity Distributors Corporation dated February
            1, 1994 and amended on December 15, 1994, February 1.
            1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.6    Service Agreement between Aetna Life Insurance and Annuity       *
            Company and Fidelity Investments Institutional Operations
            Company dated as of November 1, 1995.

99-B.8.7    Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company and Franklin Advisers, Inc. dated
            January 31, 1989

99-B.8.8    Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company and Janus Aspen Series dated
            April 19, 1994 and amended March 1, 1996

*Incorporated by reference
**To be filed by amendment

Exhibit No.            Exhibit                                            Page

99-B.8.9    Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.10   Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company and Advisers Management Trust (now
            Neuberger & Berman Advisers Management Trust) dated April
            14, 1989 and as assigned and modified on May 1, 1995

99-B.8.11   Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company and Scudder Variable Life Investment
            Fund dated April 27, 1992 and amended February
            19, 1993 and August 13, 1993

99-B.8.12   Amendment dated as of February 20, 1996 to Fund                  *
            Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment
            Fund dated April 27, 1992 as amended February 19, 1993
            and August 13, 1995

99-B.8.13   Fund Participation Agreement between Aetna Life Insurance        *
            and Annuity Company, Investors Research Corporation and
            TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9      Opinion of Counsel                                              **

99-B.10.1   Consent of Independent Auditors                                 **

99-B.10.2   Consent of Counsel                                              **

99-B.13     Schedule for Computation of Performance Data                     *

99-B.15.1   Powers of Attorney                                               *

99-B.15.2   Authorization for Signatures                                     *

27          Financial Data Schedule                                         **

*Incorporated by reference
**To be filed by amendment